DISPOSITION OF SUBSIDIARY (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Mar. 03, 2021
DISPOSITION OF SUBSIDARY
Loss on Disposition of Subsidiary	$ 6,090,337
Field Investment Co. | Disposal Group
DISPOSITION OF SUBSIDARY
Loss on Disposition of Subsidiary	$ 6,090,337
ASSETS:
Accounts Receivable, Net		$ 21,067
Prepaid Expenses and Other Current Assets		430,654
Operating Lease Right-of-Use Assets, Net		976,417
Property, Plant and Equipment, Net		310,501
Intangible Assets, Net		3,727,500
Goodwill		2,095,918
Other Assets		95,419
TOTAL ASSETS		7,657,476
LIABILITIES:
Accounts Payable and Accrued Liabilities		473,500
Operating Lease Liabilities		1,051,588
Notes Payable		42,051
TOTAL LIABILITIES		1,567,139
NET ASSETS DISPOSED		$ 6,090,337